Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2013
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
APPLIED INDUSTRIAL TECHNOLOGIES, INC. & SUBSIDIARIES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2013, 2012 AND 2011

(in thousands)

COLUMN A	COLUMN B	COLUMN C			COLUMN D		COLUMN E
DESCRIPTION	BALANCE AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	ADDITIONS (DEDUCTIONS) CHARGED TO OTHER ACCOUNTS		DEDUCTIONS FROM RESERVE		BALANCE AT END OF PERIOD
YEAR ENDED JUNE 30, 2013:
Reserve deducted from assets to which it applies — accounts receivable allowances	$8,332	$2,267	$(104)	(A)	$2,758	(B)	$7,737
YEAR ENDED JUNE 30, 2012:
Reserve deducted from assets to which it applies — accounts receivable allowances	$7,016	$3,915	$122	(A)	$2,721	(B)	$8,332
YEAR ENDED JUNE 30, 2011:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,379	$2,029	$111	(A)	$1,503	(B)	$7,016